Segment information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents summary information by segment for the years ended December 31, 2015 and 2014, respectively.

	Consumer product		Trading		Biofuel Energy		Total
	2015	2014	2015	2014	2015	2014	2015	2014
Revenue from external customers	$43,235,065	$53,051,808	$3,579,471	$2,999,463	$12,015,364	$9,441,835	$58,829,900	$65,493,106
Revenue from intersegment	736,527	1,073,530	11,988	-	554,251	759,752	1,302,766	1,833,282
Cost of revenue	28,618,875	34,824,870	3,463,818	2,936,503	9,864,991	7,091,621	41,947,684	44,852,994
Gross profit	14,616,190	18,226,938	115,653	62,960	2,150,373	2,350,214	16,882,216	20,640,112
Interest Expenses	324,643	295,204	85,828	150,685	1,622	88,341	412,093	534,230
Depreciation & amortization	478,400	508,607	72,715	79,293	890,065	919,043	1,441,180	1,506,943
Segment profit	10,235,984	13,759,901	(734,126)	178,931	256,704	778,830	9,758,562	14,717,662
Segment assets	$72,302,734	$64,878,256	$2,071,215	$6,760,386	$7,738,850	$7,069,952	$82,112,799	$78,708,594

Revenue from External Customers by Products and Services [Table Text Block]
Segment information by products for the years ended December 31, 2015 and 2014:

			Barbecue			Barbecue
		Purification &	Charcoal –			Charcoal -
	Cleaning	Deodorization	domestic	Trading	EDLC Carbon	international	Total

Year ended December 31, 2015

Revenue	$2,333,883	$32,548,426	$8,352,756	$3,579,471	$11,387,102	$628,262	$58,829,900

Year ended December 31, 2014

Revenue	$2,277,143	$37,475,537	$13,299,128	$2,999,463	$8,630,296	$811,539	$65,493,106

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
All of the Company's long-lived assets are located in the PRC.  Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Year ended December 31,
	2015	2014
Revenue from China	$58,129,408	$64,217,607
Revenue from foreign countries	700,492	1,275,499
Total Revenue	$58,829,900	$65,493,106